STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 18. STOCKHOLDERS' EQUITY

Common Stock

          The Company has authorized 150 million shares of common stock, par value $0.001 per share, which may be designated as Class A or Class B. The shares are identical in all respects to rights and privileges except that the Class B shares are not entitled to vote for the election or removal of directors. Class B stock has the right to receive a Special Dividend in the aggregate amount of $750,000 per year, when, as and if declared by the Board of Directors, for a ten year period commencing on March 16, 2007. The shares of Class B common stock are convertible into Class A common stock, in whole or in part, at any time and from time to time at the option of the holder, on the basis of one share of Class A common stock for each share of Class B common stock. The holder of Class B common stock would have, upon conversion of its shares of Class B common stock into shares of Class A common stock, one vote per share of Class A common stock held on all matters submitted to a vote of the Company's stockholders.

          The shares of Class A common stock are convertible into Class B common stock, in whole or in part, at any time and from time to time at the option of the holder, provided such holder is a holder of Class B common stock, on the basis of one share of Class B common stock for each share Class A common stock.

          At December 31, 2010, there were 59.2 million shares of Class A stock outstanding. At December 31, 2010, there were 28.2 million shares of Class B stock outstanding.

Accumulated Other Comprehensive Income (Loss)

          The accumulated balances of other comprehensive income and their related tax effects included as part of the consolidated financial statements are as follows:

	Before tax amount		Tax Benefit (Expense)	Net Other Comprehensive Income (Loss)
	Foreign currency translation	Unrealized Gain/(Loss) on Derivatives	Unrealized Gain/(Loss) on Derivatives	Foreign currency translation	Unrealized Gain/(Loss) on Derivatives	Total
	($ in thousands)
Balance at December 31, 2008	$(2,035)	$(18,902)	$6,880	$(2,035)	$(12,022)	$(14,057)
Foreign currency translation adjustment	4,172	—	—	4,172	—	4,172
Unrealized gain (loss) on derivatives designated as cash flow hedge, net of tax	—	4,223	(1,537)	—	2,686	2,686

Balance at December 31, 2009	$2,137	$(14,679)	$5,343	$2,137	$(9,336)	$(7,199)

Foreign currency translation adjustment	1,334	—	—	1,334	—	1,334
Unrealized gain on derivatives as cash flow hedge, net of tax	—	7,210	(2,625)	—	4,585	4,585

Balance at December 31, 2010	$3,471	$(7,469)	$2,718	$3,471	$(4,751)	$(1,280)